TRAVELERS VINTAGE II VARIABLE ANNUITY
                                            SUPPLEMENT DATED OCTOBER 10, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002

Effective August 30, 2002, the outstanding shares of the following underlying funds were designated as "Class I" shares:

SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund
   Investors Fund
   Small Cap Growth Fund

Therefore, all references to these funds are supplemented with the "Class I" designation.

Effective October 1, 2002, the cover is supplemented to include the following available variable funding options:

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap Growth and Value
   Multiple Discipline Portfolio - Large Cap Growth and Value
   Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Balanced All Cap Growth and Value

The Variable Funding Option Expenses Section is supplemented as follows:

                                                                                                            TOTAL ANNUAL
                                                                     DISTRIBUTION                            OPERATING
                                                 MANAGEMENT FEE     AND/OR SERVICE     OTHER EXPENSES        EXPENSES
                                                 (AFTER EXPENSE          FEES          (AFTER EXPENSE     (AFTER EXPENSE
FUNDING OPTIONS:                                 REIMBURSEMENT)      (12B-1 FEES)      REIMBURSEMENT)      REIMBURSEMENT)
----------------                                ----------------    ---------------   ----------------    ----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap           0.75%               0.00%              0.25%             1.00%(18)
     Growth and Value.......................
   Multiple Discipline Portfolio - Large Cap         0.75%               0.00%              0.25%             1.00%(18)
     Growth and Value.......................
   Multiple Discipline Portfolio - Global            0.75%               0.00%              0.25%             1.00%(18)
     All Cap Growth and Value...............
   Multiple Discipline Portfolio - Balanced          0.75%               0.00%              0.25%             1.00%(18)
     All Cap Growth and Value...............


NOTES

(18) Other Expenses are based on estimates for the current fiscal year. Effective September 4, 2002, the Board for the Smith Barney Multiple Discipline Trust ("Trust") authorized the Trust to charge each Portfolio an annual Rule 12b-1 fee of up to 0.25% of each Portfolio's average daily net assets. However, the Trust will not deduct the fee from any Portfolio before April 30, 2003.

The Examples are supplemented as follows:

EXAMPLE:  STANDARD DEATH BENEFIT WITH E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    86        138        184        286         26         78         134        286
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    86        138        184        286         26         78         134        286
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    86        138        184        286         26         78         134        286
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    86        138        184        286         26         78         134        286

EXAMPLE:  STANDARD DEATH BENEFIT WITHOUT E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST

   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    84        132        174        266         24        72         124        266
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    84        132        174        266         24        72         124        266
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    84        132        174        266         24        72         124        266
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    84        132        174        266         24        72         124        266

EXAMPLE:  STEP-UP DEATH BENEFIT WITH E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    87        141        189        295         27        81         139        295
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    87        141        189        295         27        81         139        295
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    87        141        189        295         27        81         139        295
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    87        141        189        295         27        81         139        295

EXAMPLE:  STEP-UP DEATH BENEFIT WITHOUT E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    85        135        179        276         25        75         129        276
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    85        135        179        276         25        75         129        276
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    85        135        179        276         25        75         129        276
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    85        135        179        276         25        75         129        276

EXAMPLE:  ROLL-UP DEATH BENEFIT WITH E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    88        146        196        310         28        86         146        310
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    88        146        196        310         28        86         146        310
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    88        146        196        310         28        86         146        310
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    88        146        196        310         28        86         146        310

EXAMPLE:  ROLL-UP DEATH BENEFIT WITHOUT E.S.P.

                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------  ------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                           --------  ---------  ---------  ----------  --------  ---------  ---------  ----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All Cap
     Growth and Value......................    86        140        187        290         26        80         137        290
   Multiple Discipline Portfolio - Large
     Cap Growth and Value..................    86        140        187        290         26        80         137        290
   Multiple Discipline Portfolio - Global
     All Cap Growth and Value..............    86        140        187        290         26        80         137        290
   Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value.....    86        140        187        290         26        80         137        290


The Variable Funding Options Section is supplemented as follows:

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
SMITH BARNEY MULTIPLE
DISCIPLINE TRUST
   Multiple Discipline            Seeks long-term growth of capital by             Smith Barney Fund Management LLC ("SBFM")
     Portfolio - All Cap          investing in equity securities within all
     Growth and Value             market capitalization ranges. The Portfolio
                                  consists of two segments. The All Cap Growth
                                  segment combines the growth potential of small
                                  to medium companies with the stability of
                                  high-quality large company growth stocks. The
                                  All Cap Value segment invests in companies
                                  whose market prices are attractive in relation
                                  to their business fundamentals.

   Multiple Discipline            Seeks long-term growth of capital by             SBFM
     Portfolio - Large Cap        investing in equity securities of companies
     Growth and Value             with large market capitalizations. The
                                  Portfolio consists of two segments. The Large
                                  Cap Growth segment focuses on high-quality
                                  stocks with consistent growth. The Large Cap
                                  Value segment invests in established
                                  undervalued companies.

   Multiple Discipline            Seeks long-term growth of capital by             SBFM
     Portfolio - Global All       investing in equity securities. The
     Cap Growth and Value         Portfolio consists of four segments. The
                                  Large Cap Growth segment focuses on
                                  high-quality stocks with consistent growth.
                                  The Large Cap Value segment invests in
                                  established undervalued companies. The
                                  Mid/Small Cap Growth segment invests in small
                                  and medium sized companies with strong
                                  fundamentals and earnings growth potential.
                                  The International - ADR segment seeks to build
                                  long-term well-diversified portfolios with
                                  exceptional risk/reward characteristics.

   Multiple Discipline            Seeks long-term growth of capital balanced       SBFM
     Portfolio - Balanced All     with principal preservation by investing in
     Cap Growth and Value         equity and fixed-income securities. The
                                  Portfolio consists of three segments. The All
                                  Cap Growth segment combines the growth
                                  potential of small to medium companies with
                                  the stability of high-quality large company
                                  growth stocks. The All Cap Value segment
                                  invests in companies whose market prices are
                                  attractive in relation to their business
                                  fundamentals. The Government Securities
                                  Management (7-Year) segment invests in short
                                  and intermediate term U.S. government
                                  securities with an average maturity of 7
                                  years.






L-19916                                                         October 10, 2002